UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            Form 13F

                       FORM13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number: ____

This Amendment (Check only one:  [ ]is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Husic Capital Management

Address:555 California Street Suite 1800

        San Francisco, CA 94104

Form 13F File Number: 28-4257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lesley Jones

Title:  Chief Compliance Officer

Phone:  415/398-0800

Signature, Place, and Date of Signing:

/s/Lesley Jones                 San Francisco, CA      11/08/05
     [Signature]                   [City, State]         [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT, (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  98

Form 13F Information Table Value Total:  419832
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALERIS INTERNATIONAL INC.      COM              014477103     7250   279262 SH       SOLE                   167911            111351
ALLEGHENY TECHNOLOGIES INC     COM              01741R102     1688    58783 SH       SOLE                    58783
ALPHA NATURAL RESOURCES INC.   COM              02076X102    11029   464393 SH       SOLE                   284424            179969
APPLE COMPUTER INC. COM        COM              037833100     7822   135826 SH       SOLE                    63313             72513
ARCH COAL INC                  COM              039380100    13334   173010 SH       SOLE                   102709             70301
ARENA RESOURCES INC.           COM              040049108     3153   135805 SH       SOLE                    58971             76834
ATWOOD OCEANICS INC.           COM              050095108      952    13520 SH       SOLE                    13520
BROADCOM CORP                  COM              111320107      573    13519 SH       SOLE                      264             13255
BUCYRUS INTERNATIONAL INC      COM              118759109     6789   163391 SH       SOLE                    91931             71460
CABOT OIL & GAS CORP CL A      COM              127097103      731    15975 SH       SOLE                    15975
CAL DIVE INTL INC              COM              127914109     1777    28877 SH       SOLE                    19192              9685
CAMECO CORP                    COM              13321L108     1382    28911 SH       SOLE                    21642              7269
CAREMARK RX INC.               COM              141705103      295     5634 SH       SOLE                                       5634
CENTRAL EUROPEAN MEDIA ENTERPR COM              G20045202    10544   226798 SH       SOLE                   132824             93974
CHAPARRAL STEEL CO.            COM              159423102     1668    66788 SH       SOLE                    66788
CHENIERE ENERGY INC.           COM              16411R208     3813   102422 SH       SOLE                    42668             59754
CHICAGO BRIDGE AND IRON CO     COM              167250109     3559   159611 SH       SOLE                    88694             70917
CHICAGO MERCANTILE EXCHANGE    COM              167760107      463     1269 SH       SOLE                                       1269
CLEVELAND CLIFFS INC.          COM              185896107     1080    13247 SH       SOLE                    13247
CNET NETWORKS                  COM              12613R104      300    22102 SH       SOLE                     1423             20679
CONSOL ENERGY INC.             COM              20854P109    11029   181097 SH       SOLE                   103085             78012
CYPRESS SEMICONDUCTOR CO       COM              232806109      146    10765 SH       SOLE                      740             10025
DIAMOND OFFSHORE DRILL COM     COM              25271C102     5561    98489 SH       SOLE                    52033             46456
DOBSON COMMUNICATIONS CO CL A  COM              256069105      987   136176 SH       SOLE                   136176
DRIL-QUIP INC                  COM              262037104     1161    28388 SH       SOLE                    28388
EBAY INC.                      COM              278642103      470    11867 SH       SOLE                      340             11527
ENCANA CORP                    COM              292505104      392     8550 SH       SOLE                                       8550
ENSCO INTERNATIONAL            COM              26874Q100     5074   111293 SH       SOLE                    57707             53586
EXPLORATION COMPANY OF DELAWAR COM              302133202     1627   261221 SH       SOLE                   261221
FORDING CANADIAN COAL TRUST    COM              345425102      315     9300 SH       SOLE                                       9300
FOSTER WHEELER LTD             COM              G36535139      900    31841 SH       SOLE                    31841
FOUNDATION COAL HOLDINGS INC.  COM              35039W100     6632   176851 SH       SOLE                    77118             99733
FREEPORT MCMORAN COPPER GOLD   COM              35671D857      941    19038 SH       SOLE                     6521             12517
FRONTIER OIL CORP COM          COM              35914P105      762    20656 SH       SOLE                    20656
GARMIN LTD                     COM              G37260109      237     4127 SH       SOLE                      285              3842
GLOBAL INDUSTRIES LTD          COM              379336100     5075   399323 SH       SOLE                   281165            118158
GLOBAL SANTA FE CORP           COM              G3930E101      910    20427 SH       SOLE                    20427
GMX RESOURCES INC              COM              38011M108     2446    99774 SH       SOLE                    86281             13493
GOOGLE INC.                    COM              38259P508     4486    12054 SH       SOLE                     8366              3688
GRAFTECH INTERNATIONAL LTD.    COM              384313102      336    68529 SH       SOLE                    55090             13439
HORNBECK OFFSHORE SERVICES INC COM              440543106      654    20318 SH       SOLE                    20318
HYDRIL CO COM                  COM              448774109    13284   200234 SH       SOLE                   114783             85451
INCO LTD                       COM              453258402     2551    63432 SH       SOLE                    29640             33792
INTELLISYNC CORP               COM              458176104     2661   608942 SH       SOLE                   506725            102217
IPSCO INC.                     COM              462622101      917    12936 SH       SOLE                    12936
JAMES RIVER COAL CO.           COM              470355207     1062    24846 SH       SOLE                    24846
JOY GLOBAL INC.                COM              481165108     7164   156182 SH       SOLE                   103399             52783
LOOKSMART LTD                  COM              543442503      889   222359 SH       SOLE                   168776             53583
M SYS FLASH DISK PIONEER ORD   COM              M7061C100      259     8159 SH       SOLE                     4663              3496
MASSEY ENERGY CO               COM              576206106     7877   196580 SH       SOLE                   106313             90267
MATHSTAR INC                   COM              576801203     1266   210922 SH       SOLE                   122622             88300
MCMORAN EXPLORATION CO         COM              582411104      349    20571 SH       SOLE                     9111             11460
MEMC ELECTR MATLS INC          COM              552715104      216    12056 SH       SOLE                     1810             10246
MERITAGE CORP                  COM              59001A102      603     9676 SH       SOLE                     9676
METAL MANAGEMENT INC.          COM              591097209     1050    43449 SH       SOLE                    43449
MGM MIRAGE INC                 COM              552953101      918    24563 SH       SOLE                    13971             10592
MONSANTO COMPANY               COM              61166W101      343     5444 SH       SOLE                      275              5169
MOTOROLA INC COM               COM              620076109      333    15009 SH       SOLE                      800             14209
NABORS INDUSTRIES LTD          COM              G6359F103      637     9283 SH       SOLE                     9283
NATCO GROUP                    COM              63227W203     3856   170037 SH       SOLE                   130308             39729
NETFLIX INC                    COM              64110l106      251     9506 SH       SOLE                      625              8881
NII HOLDINGS INC               COM              62913F201    13284   160203 SH       SOLE                    85142             75061
NS GROUP INC.                  COM              628916108      706    20413 SH       SOLE                    20413
OMNICARE INC                   COM              681904108     1027    18989 SH       SOLE                    15227              3762
OREGON STL MLS INC COM         COM              686079104    10614   418031 SH       SOLE                   256113            161918
PATTERSON-UTI ENERGY INC.      COM              703481101     8345   244514 SH       SOLE                   153456             91058
PEABODY ENERGY CORP            COM              704549104    23978   306787 SH       SOLE                   170341            136446
PENN VIRGINIA CORP             COM              707882106      521     9589 SH       SOLE                     9589
PIONEER DRILLING CO.           COM              723655106    11933   696605 SH       SOLE                   460419            236186
POKERTEK INC.                  COM              730864105      962   100785 SH       SOLE                    91588              9197
RANGE RESOURCES CORP           COM              75281A109     5935   166300 SH       SOLE                    72593             93707
SANDISK CORP                   COM              80004C101      437     7416 SH       SOLE                      477              6939
SEARS HOLDINGS CORP            COM              812350106     1348    11208 SH       SOLE                     4368              6840
SHAW GROUP INC                 COM              820280105    14734   549780 SH       SOLE                   339780            210000
SIRF TECHNOLOGY HOLDINGS INC.  COM              82967H101     1727    66956 SH       SOLE                    39357             27599
SUNCOR ENERGY INC.             COM              867229106     7766   144812 SH       SOLE                    62600             82212
SUNOCO INC.                    COM              86764P109     4706    63162 SH       SOLE                    31598             31564
SYNTROLEUM CORP                COM              871630109     7958  1113003 SH       SOLE                   693993            419010
TESORO CORP COM                COM              881609101     2238    36593 SH       SOLE                    36286               307
TEXAS INSTRS INC               COM              882508104      417    14592 SH       SOLE                                      14592
TIME WARNER INC                COM              887317105      448    25137 SH       SOLE                     1000             24137
TODCO                          COM              88889T107    32543   727211 SH       SOLE                   427138            300073
TRANSOCEAN OFFSHORE COM        COM              G90078109     8336   145003 SH       SOLE                    57539             87464
ULTRA PETROLEUM CORP           COM              903914109    22828   434907 SH       SOLE                   257414            177493
ULTRATECH INC.                 COM              904034105      458    33217 SH       SOLE                    20669             12548
UNITED AUTO GROUP              COM              909440109     1154    34223 SH       SOLE                    34223
UNITED ONLINE INC.             COM              911268100      282    21001 SH       SOLE                     1405             19596
UNITED STATES STEEL CORP       COM              912909108      731    20008 SH       SOLE                    20008
VALERO ENERGY CORP             COM              91913y100      366     3477 SH       SOLE                      100              3377
VITALSTREAM HOLDINGS INC.      COM              92847T100      317   334163 SH       SOLE                    21672            312491
WALTER INDUSTRIES INC.         COM              93317Q105    27380   599526 SH       SOLE                   349052            250474
WYNN RESORTS LTD               COM              983134107     2637    56557 SH       SOLE                    31853             24704
YAHOO INC                      COM              984332106      901    24376 SH       SOLE                      868             23508
YP CORP                        COM              987824109     3216  5515489 SH       SOLE                  3549801           1965688
AMERICA MOVIL SA DE CV                          02364W105     8150   310460 SH       SOLE                   118069            192391
NETEASE.COM INC. ADR                            64110W102      332     4350 SH       SOLE                      289              4061
SASOL LTD                                       803866300      694    21712 SH       SOLE                      882             20830
STOLT OFFSHORE SA                               861567105    15589  1504769 SH       SOLE                   888312            616457